CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 171,603	$ 169,355
Cost of revenues	115,250	117,848
Gross profit	56,353	51,507
Operating expenses:
Research and development, net	14,035	12,235
Selling and marketing	20,931	19,776
General and administrative	9,649	9,570
Total operating expenses	44,615	41,581
Operating income	11,738	9,926
Financial expenses, net	4,680	3,079
Income before taxes	7,058	6,847
Taxes on income	1,762	1,993
Net income	$ 5,296	$ 4,854
Basic net income per share	$ 0.07	$ 0.06
Diluted net income per share	$ 0.07	$ 0.06
Weighted average number of shares used in computing basic net income per share	78,155,810	77,845,690
Weighted average number of shares used in computing diluted net income per share	80,457,636	80,359,375